Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2016
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements
9.  Financial Instruments and Fair Value Measurements:
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company also enters from time to time into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.
As of June 30, 2016, the Company had outstanding five interest rate swap agreements, of $1.0 billion notional amount, maturing from July 2017 through November 2017.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its condensed consolidated balance sheets.
Tabular disclosure of financial instruments is as follows:
Fair Values of Derivative Instruments in the Balance Sheet:
Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2015 Fair value	June 30, 2016 Fair value
Interest rate swaps	Financial Instruments non-current assets	$3,494	$-
Interest rate swaps	Financial Instruments current liabilities	(8,931)	(6,703)
Interest rate swaps	Financial Instruments non-current liabilities	(2,743)	(1,356)
Total derivatives		$(8,180)	$(8,059)

During the six-month periods ended June 30, 2015 and 2016, the losses transferred from accumulated other comprehensive loss in the accompanying unaudited interim condensed consolidated statements of operations were $516 and $518, respectively. The estimated net amount of existing losses at June 30, 2016, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $1,035.
The effects of derivative instruments not designated or qualifying as hedging instruments on the unaudited interim condensed consolidated statements of operations is as follows:

		Amount of Loss
Derivatives not designated as hedging instruments	Location of Loss Recognized	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
Interest rate swaps	Loss on interest rate swaps, net	(10,061)	(6,547)
Total		$(10,061)	$(6,547)

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, and accounts payable and other current assets and liabilities reported in the condensed consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The 7.25% Senior Unsecured Notes, the Drill Rigs Senior Notes and the Term Loan B Facilities have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter market). The $462 million Senior Secured Credit Facility, has a floating rate on LIBOR and its' carrying value is approximately the same as its' fair market value.
The estimated fair value of the above 7.25% Senior Unsecured Notes, Drill Rigs Senior Notes, $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility at December 31, 2015, is approximately $100,367, $357,431, $427,168 and 628,242, respectively. For the aforementioned senior notes and term loans their carrying value net of finance fees as at December 31, 2015, is $226,655, $601,845, $1,814,746 and $1,257,484, respectively.
The estimated fair value of the above 7.25% Senior Unsecured Notes and the 6.5% Drill Rigs Senior Secured Notes as at June 30, 2016, is approximately $75,638, $231,011, respectively. The estimated fair value of the above $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility is $746,029 and $835,002, respectively. For the aforementioned senior notes and term loans their carrying value net of finance fees as at June 30, 2016, is $129,617, $456,475, $1,809,430 and $1,253,080 respectively.
The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.
Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:
Level 1--Quoted market prices in active markets for identical assets or liabilities.
Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3--Unobservable inputs that are not corroborated by market data.
The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.
	June 30, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-liability position	(8,059)	-	(8,059)	-

Total	$(8,059)	-	(8,059)	$-